Stockholders' Equity (Deficiency) (Details 8) - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	1,428,128	662,891
Exercise price	$ 20.80
Warrant [Member] | Issued For Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	26,500
Exercise price	$ 30
Warrant [Member] | Issued For Services [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Jul. 31, 2020
Warrant [Member] | Issued For Services [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Feb. 01, 2021
Warrant [Member] | Issued For Services One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	6,000
Exercise price	$ 17.8
Expiry date	Jan. 25, 2023
Warrant [Member] | Issued For Services Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	36,000
Exercise price	$ 11.7
Expiry date	Feb. 27, 2023
Warrant [Member] | Issued For Services Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	4,375
Exercise price	$ 70.4
Expiry date	Sep. 12, 2018
Warrant [Member] | Issued For Services Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	4,140
Exercise price	$ 59.3
Expiry date	Feb. 27, 2020
Warrant [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	775,000
Exercise price	$ 12.5
Expiry date	Sep. 22, 2022
Warrant [Member] | Investor One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	207,693
Exercise price	$ 35
Expiry date	Apr. 19, 2022
Warrant [Member] | Investor Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	97,900
Exercise price	$ 30
Expiry date	Jul. 31, 2020
Warrant [Member] | Investor Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	77,850
Exercise price	$ 31.4
Expiry date	Mar. 31, 2019
Warrant [Member] | Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	126,250
Exercise price	$ 31.4
Expiry date	Jun. 30, 2019
Warrant [Member] | Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	40,000
Exercise price	$ 12.5
Expiry date	Sep. 20, 2022
Warrant [Member] | Agent One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	13,846
Exercise price	$ 40.6
Expiry date	Apr. 12, 2022
Warrant [Member] | Agent Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	10,397
Exercise price	$ 40
Warrant [Member] | Agent Two [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	May 12, 2021
Warrant [Member] | Agent Two [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Jun. 08, 2021
Warrant [Member] | Agent Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number	2,177
Exercise price	$ 30
Expiry date	Jul. 15, 2020